Earnings Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares		7 Months Ended		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019
Change in shares, NPS equity stock earn-out	[1]	1,300,214
Change in shares, backstop shares		4,829,375
Change in shares, underwriter shares		307,465
Change in shares issued to NPS/GES		53,690,315
Change in shares transferred to perm equity		15,005,189
Weighted average ordinary shares outstanding, backstop shares		4,829,375
Weighted average ordinary shares outstanding, underwriter shares		307,465
Weighted average ordinary shares outstanding, shares issued to NPS/GES		53,690,315
Weighted average ordinary shares outstanding, Shares transferred to perm equity		15,005,189
Weighted average ordinary shares outstanding, NPS equity stock earn-out	[1]	6,251
Successor [Member]
Change in shares, Other				33,796
Change in shares, NPS equity stock earn-out	[1]			1,300,214
Change in shares, Restricted stock vesting				250,310
Change in shares, Restricted stock vesting				40,200
Weighted average ordinary shares outstanding, beginning balance			11,730,425	85,562,769
Weighted average ordinary shares outstanding, Other shares				33,055
Weighted average ordinary shares outstanding, NPS equity stock earn-out	[1]			1,300,214
Weighted average ordinary shares outstanding, Restricted stock vesting				96,009
Weighted average ordinary shares outstanding, Restricted stock vesting				5,507
Weighted average ordinary shares outstanding, Ending balance		85,562,769	85,562,769	86,997,554
Weighted average ordinary shares outstanding			85,569,020	86,997,554
Non-vested, participating restricted shares			760,000	1,419,361
Shares for use in allocation of participating earnings			86,329,020	88,416,915

[1]	The NPS equity stock earn-out has been included in the computation of basic earnings per share ("EPS")as the conditions for issuance were satisfied as of December 31, 2018.